SHARE-BASED PAYMENTS - Narrative (Details)																12 Months Ended
	Nov. 12, 2019 shares	Oct. 08, 2019 shares	Aug. 14, 2019 shares	Jul. 09, 2019 shares	Apr. 08, 2019 shares	Mar. 05, 2019 shares	Jan. 01, 2019 shares	Dec. 31, 2018 shares $ / shares	Nov. 13, 2018 shares	Oct. 10, 2018 shares	Aug. 15, 2018 shares	Jul. 10, 2018 shares	May 14, 2018 shares	Mar. 06, 2018 shares	Jan. 01, 2018 shares	Dec. 31, 2019 shares $ / shares	Dec. 31, 2018 shares $ / shares
Disclosure of range of exercise prices of outstanding share options [line items]
Trading days prior to redemption date																5 days
Weighted average share price at the date of exercise for share options exercised (in CAD per share) | $ / shares																$ 48.87	$ 44.97
Measurement period for weighted average exercise price of lon-term share unit award incentive plans																20 days
Weighted average exercise price long-term share unit award incentive plans (in CAD per share) | $ / shares								$ 42.89								$ 47.52	$ 42.89
Number of share options granted in share-based payment arrangement	1,145,000	97,000	1,162,000	249,000	367,000	2,409,000		34,000	939,000	94,000	961,000	424,000	310,000	1,993,000		5,470,000	4,755,000
Number of other equity instruments granted in share-based payment arrangement							971,000								843,000
Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
DSUs as a percent of total director compensation																50.00%
Share-based Compensation Award, Tranche One
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share options granted in share-based payment arrangement																0.3333
Share-based Compensation Award, Tranche Two
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share options granted in share-based payment arrangement																0.3333
Share-based Compensation Award, Tranche Three
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share options granted in share-based payment arrangement																0.3333
PSUs
Disclosure of range of exercise prices of outstanding share options [line items]
Number of other equity instruments granted in share-based payment arrangement							475,000								404,000
Weighted average remaining contractual life of outstanding other equity instruments (years)																3 years
RSUs
Disclosure of range of exercise prices of outstanding share options [line items]
Number of other equity instruments granted in share-based payment arrangement							460,000								395,000
RSUs | Share-based Compensation Award, Tranche One
Disclosure of range of exercise prices of outstanding share options [line items]
Number of other equity instruments granted in share-based payment arrangement																0.3333
RSUs | Share-based Compensation Award, Tranche Two
Disclosure of range of exercise prices of outstanding share options [line items]
Number of other equity instruments granted in share-based payment arrangement																0.3333
RSUs | Share-based Compensation Award, Tranche Three
Disclosure of range of exercise prices of outstanding share options [line items]
Number of other equity instruments granted in share-based payment arrangement																0.3333